Basis of Presentation and General Information (Details)	9 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Basis of Presentation and General Information [Abstract]
Ten for one reverse stock split	15-for-1	10-for-1
Ownership percentage by CEO	38.00%